Carrying Values of Derivative Instruments and Non-Derivative Instruments (Parenthetical) (Detail)	Feb. 24, 2013	Nov. 25, 2012
Bonds | 4.25% Yen-denominated Eurobonds due 2016
Derivatives, Fair Value [Line Items]
Stated interest rate	4.25%	4.25%
Senior notes | 7.75% Euro senior notes due 2018
Derivatives, Fair Value [Line Items]
Stated interest rate	7.75%	7.75%
Carrying Value | Bonds | 4.25% Yen-denominated Eurobonds due 2016
Derivatives, Fair Value [Line Items]
Stated interest rate	4.25%	4.25%
Carrying Value | Senior notes | 7.75% Euro senior notes due 2018
Derivatives, Fair Value [Line Items]
Stated interest rate	7.75%	7.75%